Comparative information 2021 - Summary of Segment Results (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Summary of operating result per segment [Line Items]
Result before tax from continuing operations and discontinued operations	€ 346		€ 25	[1]	€ (2,400)	[1]
Net result from continuing and discontinued operations	(199)		(540)	[2]	2,029
Asset management [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Net result from continuing and discontinued operations	70		104
Holding and other activities [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Net result from continuing and discontinued operations	(14)		(303)
Segment total [member]
Summary of operating result per segment [Line Items]
Net result from continuing and discontinued operations	(199)		(540)
International [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Net result from continuing and discontinued operations	16		526
Americas [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Net result from continuing and discontinued operations	(246)		533
The Netherlands [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Net result from continuing and discontinued operations	(65)	[3]	(1,373)	[4]
United Kingdom [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Net result from continuing and discontinued operations	29		67
Eliminations [member]
Summary of operating result per segment [Line Items]
Net result from continuing and discontinued operations	€ 11		€ (93)
Previously Reported [Member]
Summary of operating result per segment [Line Items]
Net result from continuing and discontinued operations					2,029
IFRS4 and IAS39 [member] | Previously Reported [Member]
Summary of operating result per segment [Line Items]
Operating result					1,948
Fair value items					730
Realized gains / (losses) on investments					437
Impairment charges					(49)
Impairment reversals					101
Non-operating items					1,220
Other income / (charges)					(768)
Result before tax from continuing operations and discontinued operations					2,400
Income tax (expense) / benefit					(371)
Net result from continuing and discontinued operations					2,029
Revenues
Life insurance gross premiums					13,400
Accident and health insurance					1,643
General insurance					401
Total gross premiums					15,444
Investment income					6,967
Fee and commission income					2,785
Other revenues					13
Total revenues					25,209
IFRS4 and IAS39 [member] | Previously Reported [Member] | Asset management [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result					253
Fair value items					(1)
Realized gains / (losses) on investments					2
Impairment charges					(1)
Non-operating items					0
Other income / (charges)					(18)
Result before tax from continuing operations and discontinued operations					235
Income tax (expense) / benefit					(65)
Net result from continuing and discontinued operations					170
Inter-segment operating result					191
Revenues
Investment income					12
Fee and commission income					800
Other revenues					2
Total revenues					814
Inter-segment revenues					182
IFRS4 and IAS39 [member] | Previously Reported [Member] | Holding and other activities [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result					(218)
Fair value items					12
Realized gains / (losses) on investments					1
Impairment charges					(11)
Impairment reversals					8
Non-operating items					11
Other income / (charges)					(138)
Result before tax from continuing operations and discontinued operations					(344)
Income tax (expense) / benefit					77
Net result from continuing and discontinued operations					(267)
Inter-segment operating result					51
Revenues
Investment income					242
Other revenues					12
Total revenues					254
Inter-segment revenues					247
IFRS4 and IAS39 [member] | Previously Reported [Member] | Segment total [member]
Summary of operating result per segment [Line Items]
Operating result					1,906
Fair value items					854
Realized gains / (losses) on investments					446
Impairment charges					(49)
Impairment reversals					101
Non-operating items					1,352
Other income / (charges)					(780)
Result before tax from continuing operations and discontinued operations					2,478
Income tax (expense) / benefit					(449)
Net result from continuing and discontinued operations					2,029
Revenues
Life insurance gross premiums					14,225
Accident and health insurance					1,709
General insurance					569
Total gross premiums					16,504
Investment income					7,042
Fee and commission income					3,120
Other revenues					27
Total revenues					26,693
IFRS4 and IAS39 [member] | Previously Reported [Member] | Joint ventures and associates eliminations [member]
Summary of operating result per segment [Line Items]
Operating result					42
Fair value items					(123)
Realized gains / (losses) on investments					(9)
Impairment charges					0
Non-operating items					(132)
Other income / (charges)					12
Result before tax from continuing operations and discontinued operations					(78)
Income tax (expense) / benefit					78
Revenues
Life insurance gross premiums					(825)
Accident and health insurance					(67)
General insurance					(168)
Total gross premiums					(1,060)
Investment income					(75)
Fee and commission income					(335)
Other revenues					(15)
Total revenues					(1,484)
IFRS4 and IAS39 [member] | Previously Reported [Member] | International [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result					143
Fair value items					(18)
Realized gains / (losses) on investments					2
Impairment reversals					1
Non-operating items					(15)
Other income / (charges)					65
Result before tax from continuing operations and discontinued operations					193
Income tax (expense) / benefit					(36)
Net result from continuing and discontinued operations					157
Inter-segment operating result					(31)
Revenues
Life insurance gross premiums					1,372
Accident and health insurance					179
General insurance					432
Total gross premiums					1,984
Investment income					361
Fee and commission income					59
Other revenues					14
Total revenues					2,418
IFRS4 and IAS39 [member] | Previously Reported [Member] | Americas [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result					790
Fair value items					698
Realized gains / (losses) on investments					313
Impairment charges					(19)
Impairment reversals					33
Non-operating items					1,025
Other income / (charges)					(667)
Result before tax from continuing operations and discontinued operations					1,149
Income tax (expense) / benefit					(137)
Net result from continuing and discontinued operations					1,012
Inter-segment operating result					(20)
Revenues
Life insurance gross premiums					6,917
Accident and health insurance					1,273
Total gross premiums					8,190
Investment income					2,909
Fee and commission income					1,920
Total revenues					13,019
Inter-segment revenues					1
IFRS4 and IAS39 [member] | Previously Reported [Member] | The Netherlands [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result					755
Fair value items					221
Realized gains / (losses) on investments					118
Impairment charges					(19)
Impairment reversals					59
Non-operating items					378
Other income / (charges)					(23)
Result before tax from continuing operations and discontinued operations					1,110
Income tax (expense) / benefit					(276)
Net result from continuing and discontinued operations					833
Inter-segment operating result					(95)
Revenues
Life insurance gross premiums					1,323
Accident and health insurance					254
General insurance					136
Total gross premiums					1,713
Investment income					2,088
Fee and commission income					300
Total revenues					4,101
Inter-segment revenues					14
IFRS4 and IAS39 [member] | Previously Reported [Member] | United Kingdom [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result					184
Fair value items					(62)
Realized gains / (losses) on investments					10
Non-operating items					(51)
Other income / (charges)					1
Result before tax from continuing operations and discontinued operations					134
Income tax (expense) / benefit					(12)
Net result from continuing and discontinued operations					122
Inter-segment operating result					(96)
Revenues
Life insurance gross premiums					4,613
Accident and health insurance					3
Total gross premiums					4,616
Investment income					1,691
Fee and commission income					223
Total revenues					6,531
IFRS4 and IAS39 [member] | Previously Reported [Member] | Eliminations [member]
Summary of operating result per segment [Line Items]
Operating result					(1)
Fair value items					3
Non-operating items					3
Result before tax from continuing operations and discontinued operations					2
Net result from continuing and discontinued operations					2
Revenues
Total gross premiums					0
Investment income					(261)
Fee and commission income					(183)
Total revenues					€ (444)

[1]	Comparatives for 2022 have been restated due to the initial application of IFRS 9 and IFRS 17. Comparatives for 2021 have not been restated due to the initial appliocation of IFRS 9 and IFSR 17. Note 2 includes further details on the changes in accounting policies.
[2]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[3]	The net result represents the standalone result of ‘The Netherlands’. After elimination, the remaining result is EUR (17). See note 45 Held for sale and discontinued operations for more details.
[4]	The net result represents the standalone result of ‘The Netherlands’. After elimination and considering the result included in the Holdings and other activities, the remaining result is EUR (1,746). See note 45 Held for sale and discontinued operations for more details